Components of accumulated other comprehensive loss (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net gain (loss) on hedging derivative financial instruments (Note 24b)	$ 415	$ (394)	$ (1,175)
Derivative And Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net gain (loss) on hedging derivative financial instruments (Note 24b)	415	(394)	(1,175)
Derivative And Non Derivative Financial Instruments [Member] | Jet Fuel Asian Call Options Contracts [Member]
IfrsStatementLineItems [Line Items]
Net gain (loss) on hedging derivative financial instruments (Note 24b)	280	(307)
Derivative And Non Derivative Financial Instruments [Member] | T Locks [Member]
IfrsStatementLineItems [Line Items]
Net gain (loss) on hedging derivative financial instruments (Note 24b)	25	(117)
Derivative And Non Derivative Financial Instruments [Member] | Interest Rates Cap [Member]
IfrsStatementLineItems [Line Items]
Net gain (loss) on hedging derivative financial instruments (Note 24b)	$ 110	$ 30	$ (1,175)